Convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Convertible bonds, current
Convertible bonds, current	¥ 0	$ 0	$ 1,000	¥ 2,768,469
Convertible bonds, non-current
Convertible bonds, non-current	6,536	$ 1,005		0
Short-term Debt [Member]
Convertible bonds, current
2019 Convertible Senior Notes	0			2,773,925
Less: issuance cost	0			(5,456)
Convertible bonds, current	0			2,768,469
Long-term Debt [Member]
Convertible bonds, non-current
Convertible bonds, non-current	¥ 6,536			¥ 0